Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes [Abstract]
Schedule of Components of Provision for Income Taxes	Significant components of the provision for income taxes are as follows:
	December 31, 2024	December 31, 2023	December 31, 2022
Current	$242	$631	$536
Income tax expenses	$242	$631	$536

Schedule of Reconciles China Statutory Rates

The following table reconciles China statutory rates to the Company’s effective tax rate:

	Year ended December 31,	Year ended December 31,
	2024	2023
China statutory income tax rate	25%	25%
Preferential tax rate reduction	25%	25%
Permanent difference	-	-
Effective tax rate	-	-

Schedule of Taxes (Recoverable) Payable

Taxes recoverable consisted of the following:

	December 31, 2024	December 31, 2023
VAT taxes recoverable	$(1,807)	$(1,115)
Corporate income tax recoverable	90	(149)
Other taxes payable	63	62
Total	$(1,654)	$(1,202)